Summary of Significant Accounting Policies - Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Minimum [Member] | Computer Software / Hardware (Including Internally Developed) [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Research and Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Furniture & Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Buildings, Improvements, Leasehold Improvements and Other [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Minimum [Member] | Transportation [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Computer Software / Hardware (Including Internally Developed) [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Maximum [Member] | Research and Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Furniture & Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Buildings, Improvements, Leasehold Improvements and Other [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	50 years
Maximum [Member] | Transportation [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years